Derivative Financial Instruments (Aggregate Outstanding Notionals Related To Undesignated Positions) (Details) (Not Designated as Hedging Instrument [Member], USD $)
In Millions, unless otherwise specified
	Sep. 28, 2013 bu	Sep. 29, 2012 bu
Corn (in bushels)
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	69,000,000	19,000,000
Soy Meal (in tons)
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	204,600	1,200
Soy Oil (in pounds)
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	11,000,000	17,000,000
Live Cattle (in pounds)
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	60,000,000	68,000,000
Lean Hogs (in pounds)
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	159,000,000	108,000,000
Foreign Currency [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 95	$ 165